Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Revenue from Contract with Customer, Including Assessed Tax			$ 0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total	(15,184)	$ (9,824)	(45,445)	(25,271)
Retained Earnings (Accumulated Deficit), Ending Balance	(260,222)		(260,222)		$ (216,845)
Net Cash Provided by (Used in) Operating Activities, Total			(36,783)	$ (35,480)
Net Current Assets	22,868		22,868
Cash and Cash Equivalents, at Carrying Value, Ending Balance	30,874		30,874		35,933
Long-term Debt, Total	2,108		2,108		1,436
Long-term Debt, Fair Value	$ 2,002		$ 2,002		$ 1,373